March 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds Trust (the “Registrant”)

                           - Dreyfus High Yield Fund (“Series”)

            File No.  811-00524: 33-43846

1933 Act File No.: 33-43846

            1940 Act File No.: 811-00524

            CIK No.0000053808

Dear Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Series of the Registrant for the annual period ended December 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2057.

Sincerely yours,

/s/ Vickie Walton

Vickie Walton

Paralegal

Enclosures